Details of Significant Accounts - Share capital, share repurchase plan and tender offer- Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	8 Months Ended	12 Months Ended	18 Months Ended
	Feb. 07, 2024	Nov. 24, 2023	May 04, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Jun. 30, 2024
Share capital
Maximum period authorised for share repurchase				12 months
Shares retired (in shares)				68,000			16,388,000
Perfect Class A Ordinary Shares
Share capital
Share repurchase, authorised amount		$ 50,000	$ 20,000
Number of treasury shares repurchased (in shares)			259,000
Treasury shares repurchased, amount					$ 1,064
Number of treasury shares retired (in shares)				68,000		191,000
Shares retired (in shares)	68,000	16,129,010
Stock repurchase program authorized shares (in shares)		16,129,032
Share price per share (in USD per share)		$ 3.10